Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 17,036	$ 472,697
Accounts receivable	7,217	18,212
Inventory	3,464	3,464
Marketable securities	0	2,955
Note receivable	1,100,000	0
Other receivable	0	475,000
Prepaid expenses and other current assets	44,880	35,161
Total current assets	1,172,597	1,007,489
Long term assets:
Right of use lease	287,783	344,370
Investments	8,424,000	8,424,000
Total long term assets	8,718,093	8,820,651
Total assets	9,890,690	9,828,140
Current liabilities:
Accounts payable	1,629,803	842,404
Accrued interest	1,613	1,613
Unearned subscriptions	928,203	1,295,514
Lease liability right of use, current	65,389	64,818
Note payable, current portion	10,592	28,064
Merchant cash advance	187,921	0
Total current liabilities	4,267,710	2,232,413
Long term liabilities:
Lease liability right of use, long term	228,785	287,417
Total long term liabilities	228,785	298,967
Commitments and contingencies	0	0
Stockholders’ equity
Common stock, $0.001 par value, 100,000,000 shares authorized: 3,538,038 and 3,223,015 issued and outstanding at December 31, 2024 and 2023, respectively	3,538	3,223
Common stock payable	0	0
Treasury stock	0	(27,650)
Additional paid in capital	28,343,505	26,802,808
Accumulated deficit	(22,956,118)	(19,484,891)
Total stockholders' equity	5,394,195	7,296,760
Total liabilities and stockholders’ equity	9,890,690	9,828,140
Nonrelated Party
Current liabilities:
Advances payable	50,000	0
Related Party
Current liabilities:
Advances payable	101,189	0
Long term liabilities:
Note payable	0	11,550
Evtec
Current liabilities:
Evtec advances payable	1,293,000	0
Machinery and Equipment
Long term assets:
Property and equipment, net	6,310	52,281
Undesignated Preferred Stock
Stockholders’ equity
Preferred stock, value	0	0
Series A Preferred Stock
Stockholders’ equity
Preferred stock, value	3,270	3,270
Series B Preferred Stock
Stockholders’ equity
Preferred stock, value	$ 0	$ 0